Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share
Schedule of loss per share

	2021	2020	2019
Loss attributable to equity holders of the Company	(15,351,914)	(12,858,599)	(14,780,604)
Weighted average number of shares in issue	34,119,666	26,681,774	26,428,269
Basic and diluted loss per share	(0.45)	(0.48)	(0.56)